Notes Payable - 4.25% Notes (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 01, 2013	Aug. 31, 2018	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Aug. 02, 2011
Debt Instrument [Line Items]
Amount of debt repurchased					$ 230,000,000	$ 549,000,000
Expected payment of notes			$ 15,000,000	$ 69,000,000	996,000,000	$ 200,000,000	$ 1,359,000,000
Gain on payment of debt				$ (2,000,000)	$ (6,000,000)
Convertible Notes | 4.25% convertible senior notes due August 2018
Debt Instrument [Line Items]
Amount of debt instrument								$ 300,000,000
Stated interest rate			4.25%		4.25%			4.25%
If-converted percentage in excess of price	130.00%
Repurchased note face amount			$ 16,000,000
Amount of debt repurchased			$ 47,000,000
Scenario, Forecast | Convertible Notes | 4.25% convertible senior notes due August 2018
Debt Instrument [Line Items]
Expected payment of notes		$ 163,000,000
Gain on payment of debt		$ 6,000,000